Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of future annual minimum lease payments under non-cancelable operating leases
Year Ending September 30,

2015	$102,878
2016	25,719
Total	$128,597

2014	$102,878
2015	102,878
Total	$205,756